Other income (Tables)	6 Months Ended
Jun. 30, 2022
Component of Operating Income [Abstract]
Schedule of other income
Other income consisted of the following for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Interest and other income	$21,657	$13,053	$58,650	$29,843
Management fees	10,179	1,736	20,376	3,519
Proceeds from unsecured claims	39,352	192,655	39,352	192,655
	$71,188	$207,444	$118,378	$226,017